Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Financing Receivables

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥7,248,793	¥9,047,782	$96,202
Finance leases	955,430	1,029,887	10,950
Wholesale and other dealer loans	2,033,954	2,615,728	27,812

	10,238,177	12,693,397	134,964
Deferred origination costs	105,533	135,398	1,439
Unearned income	(494,123)	(628,340)	(6,681)
Allowance for credit losses
Retail	(77,353)	(83,858)	(892)
Finance leases	(30,637)	(28,928)	(307)
Wholesale and other dealer loans	(24,238)	(26,243)	(279)

Total allowance for credit losses	(132,228)	(139,029)	(1,478)

Total finance receivables, net	9,717,359	12,061,426	128,244
Less - Current portion	(4,114,897)	(5,117,660)	(54,414)

Noncurrent finance receivables, net	¥5,602,462	¥6,943,766	$73,830

Summary of Contractual Maturities

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2013 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2014	¥3,032,542	¥285,324	¥2,040,442	$32,244	$3,034	$21,695
2015	2,218,871	192,978	149,091	23,593	2,052	1,585
2016	1,721,430	162,639	115,640	18,303	1,729	1,230
2017	1,127,558	65,767	125,180	11,989	699	1,331
2018	609,255	29,716	119,497	6,478	316	1,271
Thereafter	338,126	6,447	65,878	3,595	69	700

	¥9,047,782	¥742,871	¥2,615,728	$96,202	$7,899	$27,812

Summary of Finance Leases

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Minimum lease payments	¥688,642	¥742,871	$7,899
Estimated unguaranteed residual values	266,788	287,016	3,051

	955,430	1,029,887	10,950
Deferred origination costs	3,722	3,577	38
Less - Unearned income	(90,887)	(87,537)	(931)
Less - Allowance for credit losses	(30,637)	(28,928)	(307)

Finance leases, net	¥837,628	¥916,999	$9,750

Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2012 and 2013:

	Yen in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,146,365	¥939,345	¥923,642	¥535,296	¥574,671
31-60 days past due	64,314	5,766	3	—	70
61-90 days past due	13,851	2,645	—	—	—
Over 90 days past due	24,263	7,674	53	98	121

Total	¥7,248,793	¥955,430	¥923,698	¥535,394	¥574,862

	Yen in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥8,923,588	¥1,021,074	¥1,305,953	¥658,114	¥651,553
31-60 days past due	84,354	3,106	45	63	—
61-90 days past due	17,312	1,661	—	—	—
Over 90 days past due	22,528	4,046	—	—	—

Total	¥9,047,782	¥1,029,887	¥1,305,998	¥658,177	¥651,553

	U.S. dollars in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$94,881	$10,857	$13,886	$6,997	$6,928
31-60 days past due	897	33	0	1	—
61-90 days past due	184	17	—	—	—
Over 90 days past due	240	43	—	—	—

Total	$96,202	$10,950	$13,886	$6,998	$6,928

Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2012 and 2013:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥513,632	¥307,867	¥116,871	¥938,370
Credit Watch	55,513	38,382	5,014	98,909
At Risk	6,394	12,157	618	19,169
Default	466	30	423	919

Total	¥576,005	¥358,436	¥122,926	¥1,057,367

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	¥720,308	¥373,176	¥152,048	¥1,245,532
Credit Watch	93,643	54,801	7,485	155,929
At Risk	3,114	2,651	2,641	8,406
Default	106	131	193	430

Total	¥817,171	¥430,759	¥162,367	¥1,410,297

	U.S. dollars in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	$7,659	$3,968	$1,616	$13,243
Credit Watch	996	583	80	1,659
At Risk	33	28	28	89
Default	1	1	2	4

Total	$8,689	$4,580	$1,726	$14,995

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥330,264	¥170,886	¥451,505	¥952,655
Default	17,429	6,072	431	23,932

Total	¥347,693	¥176,958	¥451,936	¥976,587

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	¥485,464	¥225,808	¥488,679	¥1,199,951
Default	3,363	1,610	507	5,480

Total	¥488,827	¥227,418	¥489,186	¥1,205,431

	U.S. dollars in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	$5,161	$2,401	$5,196	$12,758
Default	36	17	6	59

Total	$5,197	$2,418	$5,202	$12,817

Impaired Finance Receivables

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2012	2013	2012	2013	2012	2013
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	¥8,105	¥11,967	¥8,105	¥11,967	¥2,716	¥1,450
Real estate	16,429	6,726	16,429	6,726	4,252	1,721
Working capital	995	5,246	995	5,246	573	3,691

Total	¥25,529	¥23,939	¥25,529	¥23,939	¥7,541	¥6,862

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	¥14,015	¥6,236	¥14,015	¥6,236
Real estate	15	9,165	15	9,165
Working capital	38	496	38	496

Total	¥14,068	¥15,897	¥14,068	¥15,897

Impaired account balances aggregated and evaluated for impairment:
Retail	¥42,438	¥40,487	¥41,790	¥39,797
Finance leases	325	103	180	85

Total	¥42,763	¥40,590	¥41,970	¥39,882

Total impaired account balances:
Retail	¥42,438	¥40,487	¥41,790	¥39,797
Finance leases	325	103	180	85
Wholesale	22,120	18,203	22,120	18,203
Real estate	16,444	15,891	16,444	15,891
Working capital	1,033	5,742	1,033	5,742

Total	¥82,360	¥80,426	¥81,567	¥79,718

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2012	2013	2012	2013
Total impaired account balances:
Retail	¥44,362	¥39,616	¥3,700	¥3,056
Finance leases	279	161	7	1
Wholesale	18,734	20,618	79	166
Real estate	16,137	15,574	395	415
Working capital	2,592	3,820	79	83

Total	¥82,104	¥79,789	¥4,260	¥3,721

	U.S. dollars in millions
	March 31, 2013
	Recorded investment	Unpaid principal balance	Individually evaluated allowance
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	$127	$127	$16
Real estate	72	72	18
Working capital	56	56	39

Total	$255	$255	$73

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	$67	$67
Real estate	97	97
Working capital	5	5

Total	$169	$169

Impaired account balances aggregated and evaluated for impairment:
Retail	$430	$423
Finance leases	1	1

Total	$431	$424

Total impaired account balances:
Retail	$430	$423
Finance leases	1	1
Wholesale	194	194
Real estate	169	169
Working capital	61	61

Total	$855	$848

	U.S. dollars in millions
	For the year ended March 31, 2013
	Average impaired finance receivables	Interest income recognized
Total impaired account balances:
Retail	$421	$33
Finance leases	2	0
Wholesale	219	2
Real estate	165	4
Working capital	41	1

Total	$848	$40